Employee Benefit Plan (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
VIECO USA, Inc. [Member]
Employee Benefit Plan (Details) [Line Items]
Defined contributions	$ 3.1	$ 3.2	$ 4.0	$ 3.8